Consolidated statements of cash flows - USD ($)	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Operating activities
Net profit (loss) for the year	$ 28,546,640	$ (6,845,323)
Items not affecting cash
Share-based compensation	5,198,809	746,171
Depreciation	1,834,075	527,378
Amortization of government grants	0	(14,062)
Loss on disposal of assets	0	13,399
Foreign exchange (gain) loss on translation	(362,214)	319,780
Fair value (gain) loss on financial instruments	(50,871,565)	0
Interest expense/income	3,265,608	0
Cash flows from (used in) operations before changes in working capital	(12,388,647)	(5,252,657)
Changes in non-cash working capital items
Accounts receivable	(1,742,693)	(836,548)
Other receivables	262,321	(193,999)
Prepayments and deposits	2,071,196	(215,689)
Inventory	(1,683,240)	42,383
Accounts payable and accrued liabilities	(5,202,491)	(249,677)
Net cash provided by operating activities	(18,683,554)	(6,706,187)
Investing activity
Purchases of plant and equipment	(12,161,073)	(2,837,842)
Prepaid equipment deposits	(13,001,681)	0
Proceeds from disposal of plant and equipment	0	16,866
Net cash used in investing activities	(25,162,754)	(2,820,976)
Financing activities
Proceeds from exercise of warrants	65,180	0
Proceeds from loans payable	0	1,503,200
Proceeds from government grants	0	14,062
Repayment of lease liabilities	(833,334)	(159,293)
Repayment of loans payable	(1,535)	(300,993)
Net cash used in financing activities	(769,689)	22,676,976
Net change in cash and cash equivalents	(44,615,997)	13,149,813
Cash and cash equivalents, beginning of period	596,858,298	663,557
Cash and cash equivalents, end of period	552,242,301	13,813,370
Non-cash investing activities
Accrual for purchase of plant and equipment	3,351,331	635,804
Non-cash financing activities
Equity issued for non-cash costs	0	455,055
Interest paid	475,634	250,689
Private Shares
Financing activities
Proceeds from share issuance, net of share issuance costs	$ 0	$ 21,620,000